Goodwill (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Goodwill
Goodwill	¥ 13,504		¥ 9,244
Accumulated impairment loss	(2,600)		(2,600)
Goodwill, beginning balance	10,904		6,644
Additions	1,529		4,260
Impairment	0		0	¥ 0
Goodwill	15,033		13,504	9,244
Accumulated impairment loss	(2,600)		(2,600)	(2,600)
Goodwill, ending balance	12,433	$ 1,951	10,904	6,644
JD Retail
Goodwill
Goodwill	9,278		6,651
Accumulated impairment loss	(7)		(7)
Goodwill, beginning balance	9,271		6,644
Additions	1,529		2,627
Goodwill	10,807		9,278	6,651
Accumulated impairment loss	(7)		(7)	(7)
Goodwill, ending balance	10,800		9,271	6,644
JD Logistics
Goodwill
Goodwill	1,633
Goodwill, beginning balance	1,633
Additions			1,633
Goodwill	1,633		1,633
Goodwill, ending balance	1,633		1,633
New Businesses
Goodwill
Goodwill	2,593		2,593
Accumulated impairment loss	(2,593)		(2,593)
Goodwill	2,593		2,593	2,593
Accumulated impairment loss	¥ (2,593)		¥ (2,593)	¥ (2,593)